Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000005534 | Blackstone Partners Offshore Fund
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005534 | T. Rowe Price Multi-Strategy Total Return Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005534 | T. Rowe Price Dynamic Global Bond Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005534 | T. Rowe Price International Bond Fund (USD Hedged) - I Class
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005534 | T. Rowe Price Emerging Markets Bond Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005534 | T. Rowe Price Institutional High Yield Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005534 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005534 | T. Rowe Price Real Assets Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005534 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005534 | T. Rowe Price Institutional Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005534 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000005534 | Bond Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000005534 | Equity Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000005534 | Private Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005534 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000005534 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005534 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005534 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005534 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000169940 | Blackstone Partners Offshore Fund
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000169940 | T. Rowe Price Multi-Strategy Total Return Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000169940 | T. Rowe Price Dynamic Global Bond Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000169940 | T. Rowe Price International Bond Fund (USD Hedged) - I Class
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000169940 | T. Rowe Price Emerging Markets Bond Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000169940 | T. Rowe Price Institutional High Yield Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000169940 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169940 | T. Rowe Price Real Assets Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169940 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169940 | T. Rowe Price Institutional Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169940 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000169940 | Bond Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000169940 | Equity Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000169940 | Private Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000169940 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000169940 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000169940 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000169940 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000169940 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.80%